S000095313 [Member] N-1A Cover	Dec. 11, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 11, 2025
Prospectus Date	Sep. 15, 2025